Section 16(a) of the Securities Exchange Act of 1934 requires the Fund’s directors and executive officers to file reports of ownership and changes in ownership of their equity securities of the Fund with the Securities and Exchange Commission and to furnish the Fund with copies of such reports. To the best of the Fund’s knowledge, all of the Fund’s directors and executive officers complied with the filings required under Section 16(a) during the 2025 fiscal year, except that Neil Steedman, the President and Chief Executive Officer of the Fund, submitted Form 3 and Form 5 after their respective due dates as a result of an inadvertent administrative error.